Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
IKENA ONCOLOGY INC
Accrued Expenses and Other Current Liabilities
5. Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):

	June 30, 2025	December 31, 2024
Employee compensation	$483	$1,730
Research and development expenses	1,108	1,935
Professional fees	1,348	2,409
Other	39	23

Total	$2,978	$6,097

6. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses and other current liabilities consist of the following (in thousands):

	December 31,
	2024	2023
Employee compensation	$1,730	$3,311
Research and development expenses	1,935	3,964
Professional fees	2,409	1,221
Other	23	85

Total	$6,097	$8,581